Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Organization and Operations [Policy Text Block]
(a) ORGANIZATION AND OPERATIONS––The Company was incorporated in
August 1990,
as a Florida corporation with operations beginning in
July 1992.
We are a biotechnology company that develops cyclodextrin-based products for the treatment of disease. We have filed a Type II Drug Master File with the U.S. Food and Drug Administration (“FDA”) for our lead drug candidate, Trappsol® Cyclo™ as a treatment for Niemann-Pick Type C disease (“NPC”), a rare and fatal cholesterol metabolism disease that impacts the brain, lungs, liver, spleen, and other organs. The FDA approved our Investigational New Drug application (IND) which describes our Phase I clinical plans in the U.S. for Trappsol® Cyclo™ and in
January 2017
the FDA granted Fast Track designation to Trappsol® Cyclo™ for the treatment of NPC. Initial patient enrollment in the U.S. Phase I study commenced in
September 2017.
We have also filed Clinical Trial Applications with several European regulatory bodies, including those in the United Kingdom, Sweden and Italy, and in Israel, all of which have approved our applications. The first
patient was dosed in our European study in
July 2017.

We also sell cyclodextrins and related products to the pharmaceutical, nutritional, and other industries, primarily for use in diagnostics and specialty drugs with continuing growth in research and new product development. However, our core business has transitioned to a biotechnology company primarily focused on the development of cyclodextrin-based biopharmaceuticals for the treatment of disease from a business which had been primarily reselling basic cyclodextrin products.

(a) ORGANIZATION AND OPERATIONS––The Company was incorporated in
August 1990
as a Florida corporation, with operations beginning in
July 1992.
We are a biotechnology company that develops cyclodextrin-based products for the treatment of disease. We have filed a Type II Drug Master File with the U.S. Food and Drug Administration (“FDA”) for our lead drug candidate, Trappsol
®
Cyclo™ as a treatment for Niemann-Pick Type C disease (“NPC”), a rare and fatal cholesterol metabolism disease that impacts the brain, lungs, liver, spleen, and other organs. The FDA approved our Investigational New Drug application (IND) which describes our Phase I clinical plans in the U.S. for Trappsol
®
Cyclo™ and in
January 2017
the FDA granted Fast Track designation to Trappsol
®
Cyclo™ for the treatment of NPC. Initial patient enrollment in the U.S. Phase I study commenced in
September 2017.
We have also filed Clinical Trial Applications with several European regulatory bodies, including those in the United Kingdom, Sweden and Italy, and in Israel, all of which have approved our applications. The first
patient was dosed in our European study in
July 2017.

We also sell cyclodextrins and related products to the pharmaceutical, nutritional, and other industries, primarily for use in diagnostics and specialty drugs with continuing growth in research and new product development. However, our core business has transitioned to a biotechnology company primarily focused on the development of cyclodextrin-based biopharmaceuticals for the treatment of disease from a business which had been primarily reselling basic cyclodextrin products.

Basis of Accounting, Policy [Policy Text Block]
(b) BASIS OF PRESENTATION––The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form
10
-Q and Rule
10
-
01
of Regulation S-
X.
Accordingly, they do
not
include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation have been included.

Operating results for the
three
month period ended
March
31,
2019
are
not
necessarily indicative of the results that
may
be expected for the year ending
December 31, 2019.
For further information, refer to the consolidated financial statements and footnotes thereto included in the Company's Annual Report on Form
10
-K for the year ended
December 31, 2018,
as filed with the Securities and Exchange Commission on
March 15, 2019.

(b) BASIS OF PRESENTATION––The consolidated financial statements include the Company and its wholly owned subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]	(c) CASH AND CASH EQUIVALENTS––Cash and cash equivalents consist of cash and any highly liquid investments with an original purchased maturity of three months or less.	(c) CASH AND CASH EQUIVALENTS––Cash and cash equivalents consist of cash and any highly liquid investments with an original purchased maturity of three months or less.
Receivable [Policy Text Block]
(d) ACCOUNTS RECEIVABLE––Accounts receivable are unsecured and non-interest bearing and stated at the amount we expect to collect from outstanding balances. Based on our assessment of the credit history with customers having outstanding balances and current relationships with them, an allowance for uncollectible accounts was not
deemed necessary at
March 31, 2019
and
December 31, 2018.

(d) ACCOUNTS RECEIVABLE––Accounts receivable are unsecured and non-interest bearing and stated at the amount we expect to collect from outstanding balances. Customer account balances with invoices dated over
90
days old are considered past due. The Company does
not
accrue interest on past due accounts. Customer payments are allocated to the specific invoices identified on the customer’s remittance advice or, if unspecified, applied to the oldest unpaid invoices.

The carrying amount of accounts receivable are reduced by an allowance for credit losses that reflects management’s best estimate of the amounts that will not
be collected. The Company reviews each customer balance where all or a portion of the balance exceeds
90
days from the invoice date. Based on the Company’s assessment of the customer's current creditworthiness, the Company estimates the portion, if any, of the balance that will not
be collected, and writes off receivables as a charge to the allowance for credit losses when, in management’s estimation, it is probable that the receivable is worthless. Based on management’s assessment of the credit history with customers having outstanding balances and current relationships with them, an allowance for doubtful accounts was not
deemed necessary at
December 31, 2018
and
2017.

Inventory, Cash Flow Policy [Policy Text Block]
(e) INVENTORY AND COST OF PRODUCTS SOLD––Inventory consists of our pharmaceutical drug Trappsol® Cyclo™, cyclodextrin products and chemical complexes purchased for resale recorded at the lower of cost (
first
-in,
first
-out) or net realizable value. Cost of products sold includes the acquisition cost of the products sold and does not
include any allocation of inbound or outbound freight charges, indirect overhead expenses, warehouse and distribution expenses, or depreciation and amortization expense. The Company records a specific reserve for inventory items that are determined to be obsolete.  The reserve for obsolete inventory was
$39,700
at
March 31, 2019
and
December 31, 2018.

(e) INVENTORY AND COST OF PRODUCTS SOLD––Inventory consists of our pharmaceutical drug Trappsol
®
Cyclo™, cyclodextrin products and chemical complexes purchased for resale recorded at the lower of cost (
first
-in,
first
-out) or net realizable value. Cost of products sold includes the acquisition cost of the products sold and does not
include any allocation of inbound or outbound freight charges, indirect overhead expenses, warehouse and distribution expenses, or depreciation and amortization expense. The Company records a specific reserve for inventory items that are determined to be obsolete. The reserve for obsolete inventory was
$39,700
and
$27,500
at
December 31, 2018
and
2017,
respectively.

Property, Plant and Equipment, Policy [Policy Text Block]
(f) EQUIPMENT––Equipment is recorded at cost, less accumulated depreciation. Depreciation is computed using primarily the straight-line method over the estimated useful lives of the assets (generally three
to
five
years for computers, and
seven
to
ten
years for equipment and office furniture).

(g) FURNITURE AND EQUIPMENT––Furniture and equipment are recorded at cost, less accumulated depreciation. Depreciation is computed using primarily the straight-line method over the estimated useful lives of the assets (generally three
to
five
years for computers and vehicles and
seven
to
ten
years for machinery, equipment and office furniture). We periodically review our long-lived assets to determine if the carrying value of assets may
not
be recoverable. If an impairment is identified, we recognize a loss for the difference between the carrying amount and the estimated fair value of the asset.

Revenue [Policy Text Block]
(g) REVENUE RECOGNITION––Effective
January 1, 2018,
the Company adopted the provisions of ASC
606
using the modified retrospective method. The adoption of the new revenue standards as of
January 1, 2018,
did
not
change our revenue recognition as the majority of our revenues continue to be recognized when the customer takes control of our product. As we did not
identify any accounting changes that impacted the amount of reported revenues with respect to our product revenues and no
adjustment to retained earnings was required upon adoption.

Under the new revenue standards, we recognize revenues when our customer obtains control of promised goods or services, in an amount that reflects the consideration which we expect to receive in exchange for those goods or services. We recognize revenues following the five
step model prescribed under ASU
No.
2014
-
09:
(i) identify contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) we satisfy the performance obligation.

Product revenues
In the U.S. we sell our products to the end user or wholesale distributors. In other countries, we sell our products primarily to wholesale distributors and other third
-party distribution partners. These customers subsequently resell our products to health care providers and patients.

Revenues from product sales are recognized when the customer obtains control of our product, which occurs at a point in time, typically upon delivery to the customer. We expense incremental costs of obtaining a contract as and when incurred if the expected amortization period of the asset that we would have recognized is one
year or less or the amount is immaterial.  We treat shipping and handling costs performed after a customer obtains control of the product as a fulfillment cost. We have identified one
performance obligation in our contracts with customers which is the delivery of product to our customers.  The transaction price is recognized in full when we deliver the product to our customer, which is the point at which we have satisfied our performance obligation.

Reserves for Discounts and Allowances
Revenues from product sales are recorded net of reserves established for applicable discounts and allowances that are offered within contracts with our customers, health care providers or payors, including those associated with the implementation of pricing actions in certain of the international markets in which we operate. Our process for estimating reserves established for these variable consideration components do not
differ materially from our historical practices.

Product revenue reserves, which are classified as a reduction in product revenues, are generally characterized in the following categories: discounts, contractual adjustments and returns.

These reserves are based on estimates of the amounts earned or to be claimed on the related sales and are classified as reductions of accounts receivable (if the amount is payable to our customer) or a liability (if the amount is payable to a party other than our customer). Our estimates of reserves established for variable consideration typically utilize the most likely method and reflect our historical experience, current contractual and statutory requirements, specific known market events and trends, industry data and forecasted customer buying and payment patterns. The transaction price, which includes variable consideration reflecting the impact of discounts and allowances, may
be subject to constraint and is included in the net sales price only to the extent that it is probable that a significant reversal of the amount of the cumulative revenues recognized will not
occur in a future period. Actual amounts
may
ultimately differ from our estimates. If actual results vary, we adjust these estimates, which could have an effect on earnings in the period of adjustment.

For additional information on our revenues, please read Note
6,
Revenues, to these condensed consolidated financial statements.

(h) REVENUE RECOGNITION–– Effective
January 1, 2018,
the Company adopted the provisions of ASC
606
using the modified retrospective method. The adoption of the new revenue standards as of
January 1, 2018
did
not
change the Company’s revenue recognition as the majority of its revenues continues to be recognized when the customer takes control of the product. As the Company did not
identify any accounting changes that impacted the amount of reported revenues with respect to its product revenues, no
adjustment to retained earnings was required upon adoption.

Under the new revenue standards, revenues are recognized when our customer obtains control of promised goods or services, in an amount that reflects the consideration which we expect to receive in exchange for those goods or services. We recognize revenues following the five
step model prescribed under ASU
No.
2014
-
09:
(i) identify contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenues when (or as) we satisfy the performance obligation.

Product revenues
In the U.S. we sell our products to the end user or wholesale distributors. In other countries, we sell our products primarily to wholesale distributors and other third
-party distribution partners. These customers subsequently resell our products to health care providers and patients.

Revenues from product sales are recognized when the customer obtains control of our product, which occurs at a point in time, typically upon delivery to the customer. We expense incremental costs of obtaining a contract as and when incurred if the expected amortization period of the asset that we would have recognized is one
year or less or the amount is immaterial.  We treat shipping and handling costs performed after a customer obtains control of the product as a fulfillment cost. We have identified one
performance obligation in our contracts with customers which is the delivery of product to our customers.  The transaction price is recognized in full when we deliver the product to our customer, which is the point at which we have satisfied our performance obligation.

Reserves for Discounts and Allowances
Revenues from product sales are recorded net of reserves established for applicable discounts and allowances that are offered within contracts with our customers, health care providers or payors, including those associated with the implementation of pricing actions in certain of the international markets in which we operate. Our process for estimating reserves established for these variable consideration components do not
differ materially from our historical practices.

Product revenue reserves, which are classified as a reduction in product revenues, are generally characterized in the following categories: discounts, contractual adjustments and returns.

These reserves are based on estimates of the amounts earned or to be claimed on the related sales and are classified as reductions of accounts receivable (if the amount is payable to our customer) or a liability (if the amount is payable to a party other than our customer). Our estimates of reserves established for variable consideration typically utilize the most likely method and reflect our historical experience, current contractual and statutory requirements, specific known market events and trends, industry data and forecasted customer buying and payment patterns. The transaction price, which includes variable consideration reflecting the impact of discounts and allowances, may
be subject to constraint and is included in the net sales price only to the extent that it is probable that a significant reversal of the amount of the cumulative revenues recognized will not
occur in a future period. Actual amounts
may
ultimately differ from our estimates. If actual results vary, we adjust these estimates, which could have an effect on earnings in the period of adjustment.

For additional information on our revenues, please read Note
2,
Revenues, to these consolidated financial statements.

Research and Development Expense, Policy [Policy Text Block]	(h) RESEARCH AND DEVELOPMENT COSTS––Research and development costs are expensed as incurred.	(k) RESEARCH AND DEVELOPMENT COSTS––Research and development costs are expensed as incurred.
Income Tax, Policy [Policy Text Block]
(i) INCOME TAXES––Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. In addition, tax benefits related to positions considered uncertain are recognized only when it is more likely than not
the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a greater than
50%
likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

(l) INCOME TAXES––Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective income tax bases. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. In addition, tax benefits related to positions considered uncertain are recognized only when it is more likely than not
the position will be sustained upon examination by the tax authorities. Such tax positions shall initially and subsequently be measured as the largest amount of tax benefit that has a greater than
50%
likelihood of being realized upon ultimate settlement with the tax authority assuming full knowledge of the position and relevant facts.

The Tax Cut and Jobs Act (the “Tax Act”) was enacted on
December 22, 2017.
The Tax Act contains several key provisions including, among other things, reducing the U.S. federal corporate tax rate from
35%
to
21%.
Changes in tax law are accounted for in the period of enactment. In addition, federal net operating losses (“NOLs”) generated during future periods will be carried forward indefinitely, but will be subject to an
80%
utilization against taxable income. The carryback provision has been revoked for NOLs after
January 1, 2018.

Earnings Per Share, Policy [Policy Text Block]
(j) NET LOSS PER COMMON SHARE––Basic and fully diluted net loss per common share is computed using a simple weighted average of common shares outstanding during the periods presented.  Outstanding warrants to purchase
32,192,294
common shares and
28,500,478
common shares, for the
three
months ended
March 31, 2019
and
2018,
respectively, and
1,768,147
common shares that
may
be issued under warrants to purchase units sold in the Company’s private placements, were antidilutive for the three
months ended
March 31, 2018
and
March 31, 2019,
and have been excluded from the calculation of loss per common share.

(m) NET LOSS PER COMMON SHARE––Basic and fully diluted net loss per common share is computed using a simple weighted average of common shares outstanding during the periods presented, as convertible preferred stock and outstanding warrants to purchase
32,192,294
and
28,500,478
common shares were antidilutive for
2018
and
2017,
respectively.

Share-based Payment Arrangement [Policy Text Block]
(k) STOCK BASED COMPENSATION––The Company periodically awards stock to employees, directors, and consultants. An expense is recognized equal to the fair value of the stock determined using the closing trading price of the stock on the award date.

(n) STOCK BASED COMPENSATION––The Company periodically awards stock to employees, directors, and consultants.  An expense is recognized equal to the fair value of the stock determined using the closing trading price of the stock on the award date.

Liquidity [Policy Text Block]
(l) LIQUIDITY AND GOING CONCERN––For the
three
months ended
March 31, 2019
and
2018,
the Company incurred net losses of
$1,904,166
and
$812,944.
At
March 31, 2019,
the Company had a cash balance of
$1,115,133
and its current assets less current liabilities were $(
949,171
). The Company has an accumulated deficit of
$19,491,866
at
March 31, 2019.
Our recent losses have predominantly resulted from research and development expenses for our Trappsol® Cyclo™ product and other general operating expenses, including board advisory fees. We believe our expenses will continue to increase as we conduct clinical trials and continue to seek regulatory approval for the use of Trappsol® Cyclo™ in the treatment of NPC.

For year ended
December 31, 2018,
our operations used approximately
$3,188,000
in cash. This cash was provided primarily by cash on hand and net proceeds of
$4,102,000
from equity issuances. At
December 31, 2018,
the Company had a cash balance of
$2,217,000
and current assets less current liabilities of
$844,000.
We will need additional capital to maintain our operations, continue our research and development programs, conduct clinical trials, seek regulatory approvals and manufacture and market our products.

We will need to raise additional capital through the sale of our securities from time to time for the foreseeable future to fund the development of our drug product candidates through clinical development, manufacturing and commercialization. Our ability to obtain such additional capital will likely be subject to various factors, including our overall business performance and market conditions. If we cannot raise the additional funds required for our anticipated operations, we may
be required to reduce the scope of or eliminate our research and development programs, delay our clinical trials and the ability to seek regulatory approvals, downsize our general and administrative infrastructure, or seek alternative measures to avoid insolvency. If we raise additional funds through future offerings of shares of our Common Stock or other securities, such offerings would cause dilution of current stockholders’ percentage ownership in the Company, which could be substantial. Future offerings also could have a material and adverse effect on the price of our Common Stock.

We have incurred losses from operations in each of our last
five
fiscal years. Our ability to continue as a going concern is dependent upon the availability of equity financing as noted above. We will need to raise additional capital to support our ongoing operations and continue our clinical trials. There can be no
assurance that the Company will be successful with these fundraising endeavors.   These factors raise substantial doubt about our ability to continue as a going concern. The financial statements do not
include any adjustments that might result from the outcome of these uncertainties.

(p) LIQUIDITY AND GOING CONCERN–– For the year ended
December 31, 2018
and
2017,
the Company incurred net losses of
$4,255,000
and
$3,833,000,
respectively. The Company has an accumulated deficit of approximately
$17,588,000
at
December 31, 2018.
Our recent losses have predominantly resulted from research and development expenses for our Trappsol
®
Cyclo™ product and other general operating expenses, including board advisory fees. We believe our expenses will continue to increase as we conduct clinical trials and continue to seek regulatory approval for the use of Trappsol
®
Cyclo™ in the treatment of NPC.

For year ended
December 31, 2018,
our operations used approximately
$3,188,000
in cash. This cash was provided primarily by cash on hand and net proceeds of
$4,102,000
from equity issuances. At
December 31, 2018,
the Company had a cash balance of
$2,217,000
and current assets less current liabilities of
$844,000.
We will need additional capital to maintain our operations, continue our research and development programs, conduct clinical trials, seek regulatory approvals and manufacture and market our products.

The Company has incurred losses from operations in each of the last five
years. We will need to raise additional capital through the sale of our securities from time to time for the foreseeable future to fund the development of our drug product candidates through clinical development, manufacturing and commercialization. Our ability to obtain such additional capital will likely be subject to various factors, including our overall business performance and market conditions. If we cannot raise the additional funds required for our anticipated operations, we may
be required to reduce the scope of or eliminate our research and development programs, delay our clinical trials and the ability to seek regulatory approvals, downsize our general and administrative infrastructure, or seek alternative measures to avoid insolvency. If we raise additional funds through future offerings of shares of our Common Stock or other securities, such offerings would cause dilution of current stockholders’ percentage ownership in the Company, which could be substantial. Future offerings also could have a material and adverse effect on the price of our Common Stock.

Our consolidated financial statements for the year ended
December 31, 2018
and
2017
were prepared on the basis of a going concern which contemplates that we will be able to realize assets and discharge liabilities in the normal course of business. We have incurred losses from operations in each of our last five
fiscal years. Our ability to continue as a going concern is dependent upon the availability of equity financing as noted above. We will need to raise additional capital to support our ongoing operations and continue our clinical trials. These factors raise substantial doubt about our ability to continue as a going concern. The financial statements do not
include any adjustments that might result from the outcome of these uncertainties.

Use of Estimates, Policy [Policy Text Block]
(m) USE OF ESTIMATES––The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes, including contingencies. Although management bases its estimates on historical experience and assumptions that are believed to be reasonable under the circumstances, actual results could significantly differ from these estimates.

(q) USE OF ESTIMATES––The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Although management bases its estimates on historical experience and assumptions that are believed to be reasonable under the circumstances, actual results could significantly differ from these estimates.

Fair Value Measurement, Policy [Policy Text Block]
(n) FAIR VALUE MEASUREMENTS AND DISCLOSURES––The Fair Value Measurements and Disclosures topic of the Accounting Standards Codification (“ASC”) requires companies to determine fair value based on the price that would be received to sell the asset or paid to transfer the liability to a market participant. The Fair Value Measurements and Disclosures topic emphasizes that fair value is a market-based measurement, not
an entity-specific measurement.

The guidance requires that assets and liabilities carried at fair value be classified and disclosed in one
of the following categories:

●	Level 1: Quoted market prices in active markets for identical assets or liabilities.

●	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

●	Level 3: Unobservable inputs that are not corroborated by market data.

We have
no
assets or liabilities that are required to have their fair value measured on a recurring basis at
March 31, 2019
or
December 31, 2018.
Long-lived assets are measured at fair value on a non-recurring basis and are subject to fair value adjustments when there is evidence of impairment.

For short-term classes of our financial instruments which are not
reported at fair value, the carrying amounts approximate fair value due to their short-term nature, which include cash, accounts receivable, and accounts payable.  The fair value of the mortgage note receivable is estimated based on the present value of the underlying cash flows discounted at current rates. At
March 31, 2019
and
December 31, 2018,
the carrying value of the mortgage note receivable approximates fair value.

(o) FAIR VALUE MEASUREMENTS AND DISCLOSURES–The Fair Value Measurements and Disclosures topic of the Accounting Standards Codification (“ASC”) requires companies to determine fair value based on the price that would be received to sell the asset or paid to transfer the liability to a market participant. The Fair Value Measurements and Disclosures topic emphasizes that fair value is a market-based measurement, not
an entity-specific measurement.

The guidance requires that assets and liabilities carried at fair value be classified and disclosed in one
of the following categories:

●	Level 1: Quoted market prices in active markets for identical assets or liabilities.

●	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

●	Level 3: Unobservable inputs that are not corroborated by market data.

We have
no
assets or liabilities that are required to have their fair value measured on a recurring basis at
December
31,
2018
or
2017.
  Long-lived assets are measured at fair value on a non-recurring basis and are subject to fair value adjustments when there is evidence of impairment.

For short-term classes of our financial instruments, which include cash, accounts receivable and accounts payable, and which are not
reported at fair value, the carrying amounts approximate fair value due to their short-term nature.  The fair value of the mortgage note receivable is estimated based on the present value of the underlying cash flows discounted at current rates. At
December 31, 2018
and
2017,
the carrying value of the mortgage note receivable approximates fair value.

New Accounting Pronouncements, Policy [Policy Text Block]
(o) Accounting Standards Adopted––
●
Leases - In
February 2016,
the FASB issued ASU
2016
-
02,
“Leases (Topic
842
),”
(“ASU
2016
-
02”
), which amends leasing guidance by requiring companies to recognize a right-of-use asset and a lease liability for all operating and financing leases with lease terms greater than twelve
months.  The lease liability is equal to the present value of lease payments. The lease asset is based on the lease liability, subject to adjustment for prepaid and deferred rent and tenant incentives.  For income statement purposes, leases will continue to be classified as operating or financing with lease expense in both cases calculated substantially the same as under the prior leasing guidance.

The Company adopted Topic
842
as of
January 1, 2019 (
the
first
day of fiscal
2019
).  See Note
7

(p)
Accounting Standards to be Adopted in Future Periods
––There are
no
outstanding accounting standards to be adopted that will have a material effect on the Company’s financial position and operations.

(r) RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS–– In
August 2016,
the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
2016
-
15,
“Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force).” The amendments in this ASU relate to eight
specific types of cash receipts and cash payments which current U.S. generally accepted accounting principles (“U.S. GAAP”) either is unclear or does not
include specific guidance on the cash flow classification issues. The amendments in this ASU are effective for public business entities for fiscal years beginning after
December 15, 2017,
and interim periods within those fiscal years. The Company adopted this ASU effective
January 1, 2018
and there was
no
significant impact on its consolidated financial statements and disclosures.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases (Topic
842
), which requires that lessees recognize assets and liabilities for leases with lease terms greater than
12
months in the statement of financial position. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. This update also requires improved disclosures to help users of financial statements better understand the amount, timing and uncertainty of cash flows arising from leases. The update is effective for fiscal years beginning after
December 15, 2018,
including interim reporting periods within that reporting period. The Company will adopt this ASU effective
January 1, 2019
and does
not
expect a significant impact on its consolidated financial statements and disclosures.

Between
May 2014
and
December 2016,
the FASB issued several ASUs on Revenue from Contracts with Customers (Topic
606
). These updates will supersede nearly all existing revenue recognition guidance under current U.S. GAAP. The core principle is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration to which an entity expects to be entitled for those goods or services. A five
-step process has been defined to achieve this core principle, and, in doing so, more judgment and estimates may
be required within the revenue recognition process than are required under existing U.S. GAAP. The standards are effective for annual periods beginning after
December 15, 2017,
and interim periods therein, using either of the following transition methods: (i) a full retrospective approach reflecting the application of the standards in each prior reporting period with the option to elect certain practical expedients, or (ii) a retrospective approach with the cumulative effect of initially adopting the standards recognized at the date of adoption (which includes additional footnote disclosures). Effective
January 1, 2018,
the Company adopted the provisions of ASC
606
using the modified retrospective method. The adoption of the new revenue standards as of
January 1, 2018
did
not
change the Company’s revenue recognition as the majority of its revenues continues to be recognized when the customer takes control of the product. As the Company did not
identify any accounting changes that impacted the amount of reported revenues with respect to its product revenues, no
adjustment to retained earnings was required upon adoption.

Mortgage Banking Activity [Policy Text Block]		(f) MORTGAGE NOTE RECEIVABLE––The mortgage note receivable is stated at amortized value, which is the amount we expect to collect.
Revenue from Contract with Customer, Shipping and Handling Fees, Policy [Policy Text Block]
(i) SHIPPING AND HANDLING FEES––Shipping and handling fees, if billed to customers, are included in product sales. Shipping and handling costs associated with inbound and outbound freight are expensed as incurred and included in freight and shipping expense.

Advertising Cost [Policy Text Block]		(j) ADVERTISING––Advertising costs are charged to operations when incurred. We incur minimal advertising expenses.